Acquisitions - Summary of Consideration Paid and Amounts Recognized (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 18, 2019	Dec. 31, 2018	Jul. 02, 2018
Business Acquisition [Line Items]
Goodwill	$ 860,496	$ 855,578	$ 874,083	$ 836,643		$ 832,521
Passportal Inc.
Business Acquisition [Line Items]
Current assets, including cash acquired					$ 181
Identifiable intangible assets					3,700
Goodwill					11,257
Other long-term assets					12
Current liabilities					(185)
Deferred tax liabilities					(76)
Deferred revenue					(34)
Total consideration					$ 14,855
Trusted Metrics
Business Acquisition [Line Items]
Current assets, including cash acquired							$ 231
Identifiable intangible assets							5,000
Goodwill							8,964
Current liabilities							(40)
Deferred tax liabilities							(1,041)
Deferred revenue							(113)
Total consideration							$ 13,001